FORM 24F-2
                        Annual Notice of Securities Sold
                              Pusuant to Rule 24f-2
--------------------------------------------------------------------------------


1.   Names and address of issuer:

     EVERGREEN INVESTMENT TRUST
     2500 Westchester Avenue
     Purchase, New York 10577


2.   Name  of each series or class of funds for which this notice is filed:


     EVERGREEN BALANCED FUND
     EVERGREEN VALUE FUND
     EVERGREEN UTILITY FUND


3.   Investment Company Act File Number:     811-4154

     Securities Act File Number:             2-94560



4.   Last day of fiscal year for which this notice is filed:

     December 31, 1996


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:


                                                                 [ ]


6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):




7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: 0




8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                            NONE


9.   Number and aggregate sale price of securities sold during the fiscal year:

     EVERGREEN BALANCED FUND       17,615,086              $ 234,757,248
     EVERGREEN VALUE FUND          23,955,391                507,456,534
     EVERGREEN UTILITY FUND         1,166,289                 12,497,663
                                   __________________      _________________
                                   42,736,766 Shares       $ 754,711,445

10. Number and aggregate sale price of securities [*35] sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     EVERGREEN BALANCED FUND       17,615,086              $ 234,757,248
     EVERGREEN VALUE FUND          23,955,391                507,456,534
     EVERGREEN UTILITY FUND         1,166,289                 12,497,663
                                   __________________      _________________
                                   42,736,766 Shares       $ 754,711,445


11.  Number and aggregate sale price of securities issued during the fiscal year
     in  connection  with  dividend   reinvestment  plans,  if  applicable  (see
     Instruction B.7):

     EVERGREEN BALANCED FUND       4,918,327               $ 64,783,444
     EVERGREEN VALUE FUND          8,964,847                187,361,591
     EVERGREEN UTILITY FUND          670,395                  7,082,140
                                   __________________      _________________
                                  14,553,569 Shares        $259,227,175


12.  Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

     EVERGREEN BALANCED FUND      17,615,086              $ 234,757,248
     EVERGREEN VALUE FUND         23,955,391                507,456,534
     EVERGREEN UTILITY FUND        1,166,289                 12,497,663
                                  __________________      _________________
                                  42,736,766 Shares       $ 754,711,445


     (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable): $

     EVERGREEN BALANCED FUND       4,918,327               $ 64,783,444
     EVERGREEN VALUE FUND          8,964,847                187,361,591
     EVERGREEN UTILITY FUND          670,395                  7,082,140
                                   __________________      _________________
                                  14,553,569 Shares        $259,227,175


    (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable): $

     EVERGREEN BALANCED FUND       24,484,417              $328,365,114
     EVERGREEN VALUE FUND          17,312,147               375,117,185
     EVERGREEN UTILITY FUND         2,897,510                30,379,907
                                   __________________      _________________
                                   44,694,074 Shares       $733,862,206

     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2
          (if applicable):  N/A


     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
          (iii), plus line (iv) (if applicable): $ 280,076,414


     (vi) Multiplier prescibed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6): / 3300


    (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:  $ 84,872



13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a). [x]



     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

     February 28, 1997

     SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


     By (Signature and Title) *    John J. Pileggi
                              President & Treasurer

                               /s/ John J. Pileggi
                                   ---------------------



     Date  February 28, 1997